Statements of Cash Flows - Balances per Balance Sheets - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balances per Balance Sheets:
Cash and cash equivalents	$ 0	$ 0		$ 0
Restricted cash	157	181		756
Total cash, cash equivalents and restricted cash	$ 157	$ 181	$ 185	$ 756	$ 544	$ 358